SIGNIFICANT ACCOUNTING POLICIES: (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of annual rates of depreciation of property and equipment
Annual rates of depreciation are as follows:

%
Computers	15-33 (mainly 33)
Laboratory equipment	7-20
Office furniture and equipment	7-15
Vehicles	15

Schedule of anti-dilutive securities
The following share options, RSUs and warrants were excluded from the calculation of diluted net loss per ordinary share because their effect would have been anti-dilutive for the periods presented (share data):

	Year ended December 31
	2016	2015	2014
Outstanding share options and RSUs	2,698,875	2,124,951	1,171,125
Warrants	1,807,800	2,064,937	2,716,956